Cover	Apr. 06, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 06, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-43225
Entity Registrant Name	ACP Holdings Acquisition Corp.
Entity Central Index Key	0002111542
Entity Tax Identification Number	98-1923384
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	3131 Eastside Street
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77098
City Area Code	832
Local Phone Number	810-6648
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	ACGCU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	ACGC
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	ACGCW
Security Exchange Name	NASDAQ